Revenue from Contracts with Customers (Details) - Schedule of Revenue from Service and Rental Income Comprise - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Revenue from Service and Rental Income Comprise [Abstract]
Leases and real estate related income	$ 317,828	$ 264,322	$ 200,263
Advertising	99,224	94,802	80,300
Distributors	93,702	84,424	94,988
Lease of physical space	86,598	100,968	63,185
Administration of real estate	52,613	43,719	38,814
Telephone	40,973	34,811	30,517
Transport	37,035	29,837	31,449
Commissions	33,867	27,354	25,931
Banking services	21,817	19,082	16,392
Money transfers	9,096	8,753	7,474
Other	26,740	33,174	19,990
Total service revenue	$ 819,493	$ 741,246	$ 609,303